Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Dec. 31, 2025
Technology [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Annual rates of estimated useful lives	4 years 8 months 1 day
Customer relationships [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Annual rates of estimated useful lives	7 years 8 months 1 day